CAPITAL AND RESERVES (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Number of shares issued and fully paid	538,478,010	529,779,388
Issuance costs related to regulatory and legal fees	$ (22)	$ 0
Issued options outstanding remaining life	11 months 8 days	1 year 11 months 8 days
Share-based compensation expense	$ 1,068	$ 2,301
Share Purchase Option Compensation Plan
Statement [Line Items]
Expected volatility	99.02%
Risk-free rate	3.07%
Expected term	5 years
Dividend	0.00%
Rolling percentage of outstanding shares	8.00%
Options granted in period, weighted-average fair value per share	$ 0.29
Share-based compensation expense	$ 1,043	$ 2,277
Share price	$ 0.39
Options exercisable, weighted-average contractual life	2 years 6 months 18 days	2 years 11 months 19 days
Options outstanding, weighted-average contractual life	2 years 3 months 18 days
Options exercisable, weighted-average exercise price	$ 1.12
Deferred Share Units
Statement [Line Items]
Share-based compensation expense	$ 25	$ 24
Deferred share units fair value	143,622,000
Issued of deferred share units fair value after reporting period	15,937,000
Issued of deferred share units fair value per share after reporting period	$ 0.34
Deferred share units fair value per share	$ 0.69
Unit Private Placement
Statement [Line Items]
Non-brokered share capital units	8,555,000
Gross proceeds for Non-brokered share capital	$ 3,422
Non-brokered share capital price per units	$ 0.40
Purchase additional share price per unit	$ 0.45
Additional share capital purchase date	Dec. 14, 2025
Weighted average price	$ 0.90
Issuance costs related to regulatory and legal fees	$ 37
Exercise price	$ 0.45
Valuation date share price	$ 0.41
Expected volatility	58.40%
Risk-free rate	3.91%
Expected term	2 years
Dividend	0.00%
Net proceeds allocated share capital	$ 2,573
Net proceeds allocated warrants	$ 812